Related Party Transactions Related Party Balances (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 8	$ 9	$ 9
LVS
Disclosure of transactions between related parties [line items]
Payables to related companies	8	3	4
Intermediate holding company
Disclosure of transactions between related parties [line items]
Payables to related companies	0	5	4
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Receivables due from fellow subsidiaries	0	2	0
Payables to related companies	$ 0	$ 1	$ 1